UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):         [  ]   is a restatement.
                                            [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305


Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt       Minneapolis, Minnesota        July 10, 2006
-----------------------   ---------------------------   ------------------------
[Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          67
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Form 13F Information Table Value Total:          $ 129,178
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                          VOTING AUTHORITY
                                                                                                     ------------------------------
                                   TITLE OF                  VALUE     SHARES/ SH/   PUT/   INVSTMT   OTHER
NAME OF ISSUER                      CLASS        CUSIP      (X$1000)   PRN AMT PRN   CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------     --------    ---------    --------   ------- ---   ----   -------  --------- ------- ------- ----
AMGEN INC. CMN                     COM         031162100       7051      108100SH             Sole             108100
APPLE COMPUTER, INC. CMN           COM         037833100        813       14200SH             Sole              14200
ARRIS GROUP INC COM                COM         04269Q100        297       22600SH             Sole              22600
ATS MED INC COM                    COM         002083103         24       10000SH             Sole              10000
BEST BUY INC                       COM         086516101       2451       44700SH             Sole              44700
BIOCRYST PHARMACEUTICA COM         COM         09058V103        350       24400SH             Sole              24400
BIOGEN IDEC INC                    COM         09062X103       7110      153500SH             Sole             153500
CHECKFREE CORP NEW COM             COM         162813109       4532       91450SH             Sole              91450
CISCO SYS INC                      COM         17275R102       8451      432700SH             Sole             432700
CORNING INC                        COM         219350105        822       34000SH             Sole              34000
COSTCO WHSL CORP NEW COM           COM         22160k105       2662       46600SH             Sole              46600
DIOMED HOLDINGS INC COM NEW        COM         25454R207        777      699600SH             Sole             699600
EBAY INC                           COM         278642103       1517       51800SH             Sole              51800
ENTREMED INC COM                   COM         29382F103        221      133700SH             Sole             133700
ENTRUST TECHNOLOGIES COM           COM         293848107         34       10000SH             Sole              10000
EXELIXIS                           COM         30161Q104        201       20000SH             Sole              20000
EXPRESS SCRIPTS INC COM            COM         302182100        502        7000SH             Sole               7000
FAMOUS DAVES AMER INC              COM         307068106        712       53500SH             Sole              53500
FEDEX CORP COM                     COM         31428X106       1683       14400SH             Sole              14400
GLOBAL PMTS INC COM                COM         37940X102        214        4400SH             Sole               4400
HEALTHEXTRAS INC COM               COM         422211102        801       26500SH             Sole              26500
HEWLETT PACKARD CO COM             COM         428236103       2028       64000SH             Sole              64000
HOLOGIC INC COM                    COM         436440101        415        8400SH             Sole               8400
IMMERSION CORPORATION CMN          COM         452521107       7973     1360585SH             Sole            1360585
INTEGRATED DEVICE TECH COM         COM         458118106        193       13600SH             Sole              13600
INTRALASE CORP COM                 COM         461169104        300       17900SH             Sole              17900
MASTERCARD INC COM                 COM         57636Q104       2136       44500SH             Sole              44500
MEDTRONIC                          COM         585055106        282        6000SH             Sole               6000
MICROSOFT CORP                     COM         594918104       4626      198550SH             Sole             198550
MYOGEN, INC. CMN                   COM         62856e104       2829       97550SH             Sole              97550
NEUSTAR INC. CMN CLASS A           COM         64126x201        365       10800SH             Sole              10800
ORACLE                             COM         68389x105       1978      136500SH             Sole             136500
PANERA BREAD CO CL A               COM         69840w108        202        3000SH             Sole               3000
PARALLEL PETE CORP DEL COM         COM         699157103        213        8600SH             Sole               8600
RACKABLE SYS INC COM               COM         750077109       1947       49300SH             Sole              49300
SANDISK CORP COM                   COM         80004C101        632       12400SH             Sole              12400
SCHERING PLOUGH CORP PFD CONV      COM         806605606       1857       36900SH             Sole              36900
SCHERING-PLOUGH CORP CMN           COM         806605101       8708      457600SH             Sole             457600
SEPRACOR INC CMN                   COM         817315104       2880       50400SH             Sole              50400
SIRIUS SATELLITE RADIO COM         COM         82966U103        171       36000SH             Sole              36000
SPRINT NEXTEL CORP                 COM         852061100       8034      401900SH             Sole             401900
ST JUDE MED INC COM                COM         790849103       2769       85400SH             Sole              85400
STRYKER CORP CMN                   COM         863667101       3268       77600SH             Sole              77600
TARGET CORP                        COM         87612e106        249        5100SH             Sole               5100
TRANSOCEAN INC. CMN                COM         g90078109        450        5600SH             Sole               5600
VERIFONE HLDGS INC COM             COM         92342Y109        265        8700SH             Sole               8700
VISICU INC COM                     COM         92831L204        411       23267SH             Sole              23267
WEBEX INC                          COM         94767L109        391       11000SH             Sole              11000
WORLDSPACE INC CL A                COM         981579105         62       17200SH             Sole              17200
WYETH CMN                          COM         983024100        577       13000SH             Sole              13000
XM SATELLITE RADIO HLDGS INC C     COM         983759101       5753      392707SH             Sole             392707
YUM BRANDS INC COM                 COM         988498101        704       14000SH             Sole              14000
ZIMMER HLDGS INC COM               COM         98956P102       4745       83650SH             Sole              83650
ANGIOTECH PHARMACEUTLS             ADR         034918102        174       14800SH             Sole              14800
ASTRAZENECA ADR                    ADR         046353108       2518       42100SH             Sole              42100
BAIDU.COM, INC. SPONSORED ADR      ADR         056752108       2451       29700SH             Sole              29700
CENTRAL EUROPEAN MEDIA CL A NE     ADR         G20045202       1927       30500SH             Sole              30500
CHINA MED TECHNOLOGIES SPONSOR     ADR         169483104       3224      161200SH             Sole             161200
CTRIP COM INTL LTD ADR             ADR         22943F100        357        7000SH             Sole               7000
FOSTER WHEELER LTD SHS NEW         ADR         G36535139        592       13700SH             Sole              13700
GARMIN LTD ORD                     ADR         G37260109        580        5500SH             Sole               5500
GLOBALSANTAFE CORP SHS             ADR         g3930e101        341        5900SH             Sole               5900
NABORS INDUSTRIES, LTD. CMN        ADR         g6359f103        473       14000SH             Sole              14000
NOBLE CORPORATION SHS              ADR         G65422100        320        4300SH             Sole               4300
RESEARCH IN MOTION                 ADR         760975102       2512       36000SH             Sole              36000
SCHLUMBERGER LTD CMN               ADR         806857108       3978       61100SH             Sole              61100
WILLIS GROUP HOLDINGS LTD CMN      ADR         g96655108       1098       34200SH             Sole              34200
REPORT SUMMARY                            67  DATA RECORDS  129,178           0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED